Financial Instruments - Bank Credit Limit (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019 TWD ($)
Disclosure Of Financial Instrument [Abstract]
Amount used	$ 335,983	$ 259,888
Amount unused	222,225	80,735
Notional amount	$ 558,208	$ 340,623	$ 7,200,000,000